Post Balance Sheet Events (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Ordinary shares outstanding	4,941,793	4,027,345	2,142,000
Pre Split [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted	98,835,849
Ordinary shares outstanding	108,342,738
Outstanding employee share options over ordinary shares	2,891,875
Outstanding DARA options over ordinary shares	2,822
Outstanding warrants over ordinary shares	17,221,973
Post Split [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of shares outstanding - basic and diluted	4,941,793
Ordinary shares outstanding	5,417,137
Outstanding employee share options over ordinary shares	144,590
Outstanding DARA options over ordinary shares	138
Outstanding warrants over ordinary shares	861,075